ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 31, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                              Active Assets Institutional Government Securities Trust

File Nos. 333-81184; 811-21024

Ladies and Gentlemen:

On behalf of Active Assets Institutional Money Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2011, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2011, accession number 0001104659-11-058527.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.